ACCOUNTS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2014
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

(3)   ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is summarized as follows:

	March 31,
	2013	2014
	RMB	RMB
Accounts receivable	86,119,787	73,041,508
Less: allowance for doubtful accounts	(35,005,069)	(4,688,433)
Accounts receivable, net	51,114,718	68,353,075

Management performs ongoing credit evaluations of its customers’ financial condition and generally does not require collateral on accounts receivable.

The activity in the allowance for doubtful accounts for accounts receivable for the years ended March 31, 2012, 2013 and 2014 is as follows:

	Year Ended March 31,
	2012	2013	2014
	RMB	RMB	RMB
Beginning allowance for doubtful accounts	27,938,198	30,100,005	35,005,069
Additions charged to (reversal of) provision for doubtful accounts	2,350,990	9,140,062	(3,738,232)
Write-off of accounts receivable	(189,183)	(4,234,998)	(26,578,404)
Ending allowance for doubtful accounts	30,100,005	35,005,069	4,688,433